PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2014
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of March 31,
	2013	2014

Medical equipment	$30,805	$46,275
Leasehold improvements	22,310	33,807
Computer equipment and application software	5,569	7,815
Furniture and fixtures	3,718	5,329
Motor vehicles	440	732
Construction in progress	385	8,560
Less: accumulated depreciation and amortization	30,655	38,874
	$32,572	$63,644